Financial instruments, Liquidity Risk (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Contractual cash flows [abstract]
Borrowings	$ 1,200	$ 0	$ 0
Total current and non-current payables	4,626	8,552
Liquidity Risk [Member]
Contractual cash flows [abstract]
Payables	4,614	8,340
Lease Liabilities	83	219
Borrowings	1,200
Total current and non-current payables	5,897	8,559
Liquidity Risk [Member] | Less than 1 Year [Member]
Contractual cash flows [abstract]
Payables	4,614	8,340
Lease Liabilities	41	138
Borrowings	1,200
Total current and non-current payables	5,855	8,478
Liquidity Risk [Member] | 1-2 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease Liabilities	29	38
Borrowings	0
Total current and non-current payables	29	38
Liquidity Risk [Member] | 2-5 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease Liabilities	13	43
Borrowings	0
Total current and non-current payables	13	43
Liquidity Risk [Member] | More than 5 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease Liabilities	0	0
Borrowings	0
Total current and non-current payables	$ 0	$ 0